Forward Merger - Summary of the purchase price calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 21, 2023	Apr. 27, 2023	Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Assumed liabilities				$ 159,889	$ 143,242
Intangible Assets Acquired | Priveterra
Summary of Significant Accounting Policies
Number of shares issued as consideration in the Merger			16,500,000
Number of shares issued upon conversion			2,226,182
Total number of shares of common stock of the combined company			18,726,182
Multiplied by the Priveterra share price, as of the close of the Merger			$ 10.84
Total			$ 202,992
Fair value of contingent consideration		$ 125,700	125,699
Replacement of share-based payment awards	$ 13,300	$ 13,300	13,331
Assumed liabilities			125
Total purchase price			$ 342,147